COMMON STOCK - Stock Option Plan Activity (Details) - Stock Options - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014	Dec. 31, 2013	Dec. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	0	23,737	32,474
Exercised (in shares)	0	(23,737)	(8,737)
Forfeited or expired (in shares)	0	0	0
Outstanding, ending balance (in shares)	0	0	23,737
Vested or expected to vest at December 26, 2015 (in shares)	0
Excercisable at December 26, 2015 (in shares)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share)	$ 0.00	$ 32.03	$ 31.65
Exercised (in dollars per share)	0.00	30.64	30.64
Forfeited or expired (in dollars per share)	(0.00)	(0.00)	(0.00)
Outstanding, ending balance (in dollars per share)	0.00	$ 0.00	$ 32.03
Vested or expected to vest at December 26, 2015 (in dollars per share)	0.00
Exercisable (in dollars per share)	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Average remaining contractual term of shares outstanding	0 years	0 years	1 year	1 year 6 months 20 days
Average remaining contractual term of shares exercisable	0 years
Aggregated intrinsic value of shares outstanding	$ 0	$ 0	$ 493,304		$ 661,674
Total intrinsic value of options exercised	0	$ 559,510	$ 163,830
Aggregated intrinsic value of shares exercisable	$ 0